Long-Term Debt and Financial Liabilities, Loan dated September 11, 2015 (Details) $ in Thousands			12 Months Ended
	Apr. 30, 2018	Sep. 11, 2015 USD ($) Installment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Secured Credit Facilities [Abstract]
Proceeds from drawdown			$ 67,130	$ 34,500	$ 32,000
Principal amount outstanding			$ 198,607	$ 196,450
Loan Agreement dated September 11, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity		$ 52,705
Proceeds from drawdown						$ 52,705
Number of consecutive payment installments | Installment		8
Frequency of periodic payment			Quarterly
Installment payment		$ 1,552
Balloon payment		$ 29,425
Maturity date			Dec. 28, 2020
Principal amount outstanding			$ 41,841
Loan Agreement dated September 11, 2015 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
EBITDA to interest payments ratio commencing on May 1, 2018 and ending on March 31, 2019	1.2
EBITDA to interest payments ratio thereafter	2
Security coverage requirement commencing on May 1, 2018 and ending on September 30, 2018	100.00%
Security coverage requirement commencing on October 1, 2018 and ending on June 30, 2019	111.00%
Security coverage requirement thereafter	120.00%
Loan Agreement dated September 11, 2015 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Net debt to total market value adjusted assets ratio commencing on May 1, 2018 and ending on December 31, 2018	0.85
Net debt to total market value adjusted assets ratio commencing on January 1, 2019 and ending on March 31, 2019	0.8
Net debt to total market value adjusted assets ratio thereafter	0.75
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate		3.20%